RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

Note 14     RELATED PARTY BALANCES AND TRANSACTIONS

Due to related parties

The balance due to related parties was as following:

	December 31, 2021	December 31, 2020
	$	$
Mountain Share Transfer, LLC (2)	39,341	7,681

Due from a related party

The balance due from a related party was as following:

	December 31, 2021	December 31, 2020
	$	$
Mr. Yin-Chieh Cheng (1)	–	19,067
Taisi Electrical & Plumbing Co. Pte Ltd. (3)	1,615,217	877,809
Total	1,615,217	896,876

Note:

(1)	Mr. Yin-Chieh Cheng (“Mr. Cheng”) is the chairman the Company, and he holds 42.5% shares of the Company. The balance due to Mr. Cheng as of December 31, 2020 mainly represented the amount paid by Mr. Cheng on behalf of the Company. In September 2019, Mr. Cheng took over the receivable amount of the concert the Company invested in November 2018, and assumed the liability of $551,457 related to such receivable to the Company. In September 2019, Mr. Cheng collected the payment of $1,000,000 from JCD, our exclusive sales agent in Asia Pacific, on behalf of the Company. As agreed between Mr. Cheng and the Company, the due from balance was netted off by due to balances.

(2)	Mountain Share Transfer, LLC is company 100% controlled by Erik S. Nelson, the corporate secretary and director of the Company. The balances represented the amount paid on behalf of the Company for its daily operation purpose.

(3)	Mr. Tsai Wen-Chih is the director of XFC and has control power over Taisi Electrical & Plumbing Co. Pte Ltd. The Company took over the receivable amount of $877,809 from acquisition of XFC in December 2020. None of the receivables have been impaired and it is expected that the full contractual amounts can be collected.

Related party transactions

The details of the related party transactions were as follows:

	For the years ended December 31,
	2021	2020
	$	$
Paid on behalf of the Company
Mr. Zhang Bi (1)	–	3,455
Mr. Yin-Chieh Cheng (1)	–	86,320
Mountain Share Transfer, LLC (1)	–	7,000

Repayment to related party
Mr. Yin-Chieh Cheng	–	665,000

Note:

(1)	The transactions represent the amount paid by Mr. Zhang Bi, Mr. Yin-Chieh Cheng, and Mountain Share Transfer, LLC on behalf of the Company for its daily operation.